Redeemable, Convertible Preferred Stock - Changes (Details) - USD ($) $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Feb. 29, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				25,729,542	25,729,542	23,695,330
Beginning balance, temporary equity				$ 394,408	$ 394,408	$ 347,938
Issuance of preferred stock (in shares)				3,634,210	3,792,268	2,034,212
Issuance of preferred stock				$ 83,073	$ 86,223	$ 46,470
Ending balance, Redeemable Convertible Preferred Stock (in shares)				29,521,810	29,521,810	25,729,542
Ending balance, temporary equity				$ 480,631	$ 480,631	$ 394,408
Series A
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				4,666,503	4,666,503	4,666,503
Beginning balance, temporary equity				$ 12,230	$ 12,230	$ 12,230
Issuance of preferred stock (in shares)					0	0
Issuance of preferred stock					$ 0	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares)					4,666,503	4,666,503
Ending balance, temporary equity					$ 12,230	$ 12,230
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				1,733,370	1,733,370	1,733,370
Beginning balance, temporary equity				$ 18,000	$ 18,000	$ 18,000
Issuance of preferred stock (in shares)					0	0
Issuance of preferred stock					$ 0	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares)					1,733,370	1,733,370
Ending balance, temporary equity					$ 18,000	$ 18,000
Series C
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				4,142,408	4,142,408	4,142,408
Beginning balance, temporary equity				$ 60,850	$ 60,850	$ 60,850
Issuance of preferred stock (in shares)					0	0
Issuance of preferred stock					$ 0	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares)					4,142,408	4,142,408
Ending balance, temporary equity					$ 60,850	$ 60,850
Series D
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				10,003,304	10,003,304	10,003,304
Beginning balance, temporary equity				$ 185,252	$ 185,252	$ 185,252
Issuance of preferred stock (in shares)					158,058	0
Issuance of preferred stock		$ 3,150			$ 3,150	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares)					10,161,362	10,003,304
Ending balance, temporary equity					$ 188,402	$ 185,252
Series E
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				5,183,957	5,183,957	3,149,745
Beginning balance, temporary equity				$ 118,076	$ 118,076	$ 71,606
Issuance of preferred stock (in shares)			2,034,212		0	2,034,212
Issuance of preferred stock			$ 46,470		$ 0	$ 46,470
Ending balance, Redeemable Convertible Preferred Stock (in shares)					5,183,957	5,183,957
Ending balance, temporary equity					$ 118,076	$ 118,076
Series F
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares)				0	0	0
Beginning balance, temporary equity				$ 0	$ 0	$ 0
Issuance of preferred stock (in shares)	3,634,210				3,634,210	0
Issuance of preferred stock	$ 83,073				$ 83,073	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares)					3,634,210	0
Ending balance, temporary equity					$ 83,073	$ 0